Real Estate (Details 8) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013 lessee
Schedule of percentage of aggregate gross rental income received by the Company by industry
Annualized Net Rent	$ 139,668,000	[1]	$ 96,776,000
Number of Lessees			62
Percentage of Annualized Net Rent	100.00%	[1]	100.00%
Insurance
Schedule of percentage of aggregate gross rental income received by the Company by industry
Annualized Net Rent			19,638,000
Number of Lessees			15
Percentage of Annualized Net Rent			20.30%
Consumer Products
Schedule of percentage of aggregate gross rental income received by the Company by industry
Annualized Net Rent			14,906,000
Number of Lessees			8
Percentage of Annualized Net Rent			15.40%
Telecommunications
Schedule of percentage of aggregate gross rental income received by the Company by industry
Annualized Net Rent			10,941,000
Number of Lessees			4
Percentage of Annualized Net Rent			11.30%
Energy
Schedule of percentage of aggregate gross rental income received by the Company by industry
Annualized Net Rent			10,091,000
Number of Lessees			3
Percentage of Annualized Net Rent			10.40%
Technology
Schedule of percentage of aggregate gross rental income received by the Company by industry
Annualized Net Rent			6,855,000
Number of Lessees			2
Percentage of Annualized Net Rent			7.10%
Financial Services
Schedule of percentage of aggregate gross rental income received by the Company by industry
Annualized Net Rent			6,584,000
Number of Lessees			5
Percentage of Annualized Net Rent			6.80%
Aerospace
Schedule of percentage of aggregate gross rental income received by the Company by industry
Annualized Net Rent			6,164,000
Number of Lessees			4
Percentage of Annualized Net Rent			6.40%
All Others
Schedule of percentage of aggregate gross rental income received by the Company by industry
Annualized Net Rent			$ 21,597,000
Number of Lessees			21
Percentage of Annualized Net Rent			22.30%

[1]	Industry classification based on the 2012 North American Industry Classification System.